Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, Net
10. Inventories, Net:
Inventories, net are classified and valued as follows:

	December 31,
	2020	2019

Finished products and work in process	$48,500	$46,269
Raw materials	4,289	4,621

	$52,789	$50,890

Valued at lower of cost or market:
LIFO basis	$31,072	$39,555
Valued at lower of cost and net realizable value:
FIFO or average cost basis	21,717	11,335

	$52,789	$50,890

The domestic inventory acquired as part of a previous business combination is valued based on the LIFO method. Therefore, the fair value allocated to the acquired LIFO inventory was treated as the new base inventory value. If inventories valued under the LIFO basis had been valued using the FIFO method, inventories would have been $4,907 and $336 lower than reported as of December 31, 2020 and 2019, respectively, driven primarily by the purchase accounting fair value step-up
of the LIFO inventory base value associated with the business combination.